Shareholder's Equity (Schedule Of Additional Information Related To Stock Options) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options vested	$ 50	$ 54	$ 79
Proceeds from stock option expenses	420	205	111
Tax benefit related to stock options	91	51	39
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock awards vested	134	142	110
Restricted Stock Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock awards vested	$ 178	$ 50	$ 49